Summary of Significant Accounting Policies - Schedule of Depreciation of Property and Equipment (Details)	Mar. 31, 2026
Furniture and fixture [Member]
Property, Equipment and Machinery [Line Items]
Useful lives of property and equipment	5 years
Office equipment [Member]
Property, Equipment and Machinery [Line Items]
Useful lives of property and equipment	5 years
Leasehold improvement [Member]
Property, Equipment and Machinery [Line Items]
Useful lives of property and equipment, description	Useful Life, Shorter of Lease Term or Asset Utility
Leasehold improvement [Member] | Maximum [Member]
Property, Equipment and Machinery [Line Items]
Useful lives of property and equipment	5 years
Machinery [Member] | Minimum [Member]
Property, Equipment and Machinery [Line Items]
Useful lives of property and equipment	8 years
Machinery [Member] | Maximum [Member]
Property, Equipment and Machinery [Line Items]
Useful lives of property and equipment	10 years